Trade Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2014	2013
Trade accounts receivable	8,309	8,566
Notes receivable	546	738
Less: allowance for doubtful accounts	(1,274)	(1,094)
Total	7,581	8,210
Less current portion	(6,943)	(7,895)
Total long-term portion	638	316

Schedule of capital leases future minimum payments receivable [Table Text Block]
December 31,

2015	262
2016	249
2017	217
2018	172
2019	-
Total minimum payments	900